Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800
June 13, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Transamerica Funds (the “Trust”) (33-02659; 811-0455)
Ladies and Gentlemen:
On behalf of the Trust, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information (the “SAI”) for the Trust dated June 10, 2008, otherwise required to be filed under paragraph (c) of Rule 497, would have not differed from the Prospectus and SAI contained in the Form N-1A registration statement for the Trust (Post Effective Amendment No. 91) (the “Registration Statement”). The Registration Statement was filed electronically with the U.S. Securities and Exchange Commission on June 10, 2008 via EDGAR (Accession Number 0000950144-08-004705).
Any comments or questions on this filing should be directed to the undersigned at (727) 299-1814.
Very truly yours,

/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel